CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Loss from operations
General and administrative expenses	$ 1,000	$ 1,724,347	$ 5,312,596	$ 480,436
Loss from operations	(1,000)	(1,724,347)	(5,312,596)	(480,436)
Other income (loss):
Interest earned on investments held in Trust Account	0	5,738	43,125	53,249
Miscellaneous income	0	1,818	1,818
Change in fair value of warrants	0	(6,878,000)	(1,810,000)	(7,240,000)
Transaction costs allocated to warrant liability				(580,000)
Loss before benefit from (provision for) income taxes	(1,000)	(8,594,791)	(7,077,653)	(8,247,187)
Benefit from (Provision for) income taxes	0	0	0	0
Net Loss	$ (1,000)	$ (8,594,791)	$ (7,077,653)	$ (8,247,187)
Class A Redeemable Common Stock [Member]
Other income (loss):
Weighted average shares outstanding of common stock (in shares)	0	23,000,000	23,000,000	23,000,000
Basic and diluted net loss per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0
Class B Non-redeemable Common Stock [Member]
Other income (loss):
Weighted average shares outstanding of common stock (in shares)	5,000,000	5,750,000	5,750,000	5,435,083
Basic and diluted net loss per share (in dollars per share)	$ 0.00	$ (1.49)	$ (1.23)	$ (1.51)